FLEXSHARES® TRUST
FlexShares® ESG & Climate US Large Cap Core Index Fund
FlexShares® ESG & Climate Developed Markets ex‑US Core Index Fund
FlexShares® ESG & Climate Emerging Markets Core Index Fund
FlexShares® ESG & Climate High Yield Corporate Core Index Fund
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
SUPPLEMENT DATED DECEMBER 16, 2022 TO THE PROSPECTUS, DATED MARCH 1, 2022, AS SUPPLEMENTED
The following information replaces (i) the fifth paragraph of the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate US Large Cap Core Index Fund – Principal Investment Strategies” beginning on page 63 of the Prospectus; (ii) the sixth paragraph of the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate Developed Markets ex‑US Core Index Fund – Principal Investment Strategies” beginning on page 70 of the Prospectus; (iii) the sixth paragraph of the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate Emerging Markets Core Index Fund – Principal Investment Strategies” beginning on page 78 of the Prospectus; (iv) the sixth paragraph of the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate High Yield Corporate Core Index Fund – Principal Investment Strategies” beginning on page 201 of the Prospectus; and (v) the sixth paragraph of the section entitled “FUND SUMMARIES – FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund – Principal Investment Strategies” beginning on page 210 of the Prospectus:
Certain eligible securities are excluded from the Underlying Index by the Index Provider, using proprietary screening definitions and data from Sustainalytics and other independent ESG data providers, which may change from time to time. Excluded companies include those which are involved in (i) verified infringement of established international initiatives and guidelines, including United Nations Global Compact Principles and Organisation for Economic Co‑operation and Development (OECD) Guidelines for Multinational Entities; (ii) the production of tobacco; and (iii) manufacturing of controversial weapons. Excluded companies also include those which derive a certain percentage of revenue (e.g., 5% or more) from (a) manufacturing of civilian firearms; (b) manufacturing of conventional weapons or providing support services through military contracting; (c) thermal coal extraction; (d) coal-fired energy generation; and (e) the retail sale of tobacco and tobacco related products or services. The above-described exclusionary screens are applied with each reconstitution of the Underlying Index.
Please retain this Supplement with your Prospectus for future reference.